Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	₩ 4,218,099	₩ 3,336,003
Deposits in banks	78,652	78,757
Trade accounts and notes receivable, net	3,517,512	3,154,080
Other accounts receivable, net	144,480	474,048
Other current financial assets	52,403	70,945
Inventories	2,170,656	2,051,155
Prepaid income taxes	114,202	114,143
Other current assets	803,466	969,184
Total current assets	11,099,470	10,248,315
Deposits in banks	11	11
Investments in equity accounted investees	114,551	109,611
Other non-current accounts receivable, net		9,072
Other non-current financial assets	68,231	111,510
Property, plant and equipment, net	20,147,051	22,087,645
Intangible assets, net	1,020,088	873,448
Deferred tax assets	2,273,677	1,727,122
Defined benefit assets, net	224,997	127,252
Other non-current assets	123,447	280,577
Total non-current assets	23,972,053	25,326,248
Total assets	35,071,523	35,574,563
Liabilities
Trade accounts and notes payable	3,779,290	2,618,261
Current financial liabilities	3,195,024	1,977,084
Other accounts payable	2,781,941	4,397,121
Accrued expenses	651,880	675,270
Income tax payable	25,004	120,034
Provisions	197,468	189,525
Advances received	333,821	925,662
Other current liabilities	42,520	82,019
Total current liabilities	11,006,948	10,984,976
Non-current financial liabilities	11,124,846	11,612,910
Non-current provisions	89,633	67,118
Defined benefit liabilities, net	1,498	1,338
Long-term advances received	0	320,582
Deferred tax liabilities	9,530	11,210
Other non-current liabilities	102,129	88,148
Total non-current liabilities	11,327,636	12,101,306
Total liabilities	22,334,584	23,086,282
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	7,524,297	7,503,312
Reserves	(163,446)	(203,021)
Total equity attributable to owners of the Controlling Company	11,401,043	11,340,483
Non-controlling interests	1,335,896	1,147,798
Total equity	12,736,939	12,488,281
Total liabilities and equity	₩ 35,071,523	₩ 35,574,563